Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bramshill Income Performance Fund
Class Name	Institutional Class
Trading Symbol	BRMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com/brmsx/. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com/brmsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	1.08%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 1,127,187,861
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 4,612,294
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,127,187,861
Number of Holdings	100
Net Advisory Fee	$4,612,294
Portfolio Turnover	29%
Average Credit Quality	A-
Effective Duration	8.1 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings	(%)
United States Treasury Note/Bond	9.1%
United States Treasury Bill	5.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.2%
JPMorgan Ultra-Short Income ETF	3.5%
United States Treasury Note/Bond	3.4%
BP Capital Markets PLC	3.0%
iShares Preferred and Income Securities ETF	3.0%
iShares 20+ Year Treasury Bond ETF	2.6%
Sempra Energy Depositary Shares	2.4%
United States Treasury Note/Bond	2.4%

Security Type	(%)
Corporate Bonds	40.6%
U.S. Treasury Securities	17.2%
Preferred Stocks	15.8%
Exchange Traded Funds	15.7%
U.S. Treasury Bills	5.9%
Closed-End Funds	1.7%
Money Market Funds	1.5%
Investments Purchased with Proceeds from Securities Lending	0.7%
Real Estate Investment Trusts - Preferred	0.7%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.bramshillfunds.com/brmsx/
Managed Account Completion Shares
Shareholder Report [Line Items]
Fund Name	BHILL Fund
Class Name	Managed Account Completion Shares
Trading Symbol	BHILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BHILL Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com/bhilx/. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com/bhilx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BHILL Fund	$0	0.00%
[2]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 99,229,585
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$99,229,585
Number of Holdings	21
Net Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings	(%)
iShares 0-5 Year High Yield Corporate Bond ETF	22.5%
iShares Preferred and Income Securities ETF	11.0%
iShares Short Duration Bond Active ETF	10.2%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Ultra Short Bond ETF	8.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6.7%
AGNC Investment Corp. Depositary Shares	4.9%
Lincoln National Corp. Depositary Shares	3.7%
Annaly Capital Management, Inc.	3.7%
Invesco Ultra Short Duration ETF	3.4%

Security Type	(%)
Exchange Traded Funds	76.7%
Preferred Stocks	14.7%
Closed-End Funds	5.1%
Corporate Bonds	1.7%
Real Estate Investment Trusts - Preferred	1.6%
Money Market Funds	1.5%
Cash & Other	-1.3%

Updated Prospectus Web Address	https://www.bramshillfunds.com/bhilx/

[1]
*	Annualized

[2]
*	Annualized